SHARE CAPITAL (Tables)	12 Months Ended
Jan. 31, 2024
IfrsStatementLineItems [Line Items]
SCHEDULE OF CHANGES IN WARRANTS OUTSTANDING

The changes in the number of warrants outstanding during the years ended January 31, 2024 and 2023, are as follows:

	Year ended January 31, 2024		Year ended January 31, 2023
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Warrants outstanding, beginning	4,732,996	$1.14	3,562,745	$1.08
Warrants issued	-	n/a	1,170,251	$1.35
Warrants expired	(2,279,523)	$1.77	-	n/a
Warrants outstanding, ending	2,453,473	$1.17	4,732,996	$1.14

SCHEDULE OF WARRANTS OUTSTANDING

Details of warrants outstanding as at January 31, 2024, are as follows:

Number of warrants exercisable		Grant date	Exercise price and expiry date
1,283,222	(1)	May 17, 2021	$0.60 expiring on May 17, 2024, as extended on May 2, 2022
1,102,888	(1)	May 16, 2022	$1.80 expiring on May 16, 2024
67,363	(1)	May 16, 2022	$1.80 expiring on May 16, 2024
2,453,473

(1)	These warrants expired unexercised subsequent to January 31, 2024.

SCHEDULE OF CHANGES IN OPTIONS OUTSTANDING

The changes in the number of options outstanding during the years ended January 31, 2024 and 2023, are as follows:

	Year ended January 31, 2024		Year ended January 31, 2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Options outstanding, beginning	573,333	$0.75	583,333	$0.75
Options expired	(16,666)	$0.75	(10,000)	$0.75
Options outstanding, ending	556,667	$0.75	573,333	$0.75

SCHEDULE OF EXERCISE PRICES OF OUTSTANDING SHARE OPTIONS

Details of options outstanding as at January 31, 2024, are as follows:

Number of options exercisable	Grant date	Exercise price and expiry date
556,667	November 24, 2021	$0.75 expiring on November 24, 2026
556,667

Incentive Stock Options [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE ASSUMPTIONS, OPTIONS
November 24, 2021
Expected life	5 years
Risk-free interest rate	1.56%
Expected dividend yield	Nil
Expected stock price volatility	186%
Fair value at the date of grant	$0.60

Investor Relation Services [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE ASSUMPTIONS, OPTIONS
January 31, 2023
Expected life	4-5 years
Risk-free interest rate	1.52% – 3.27%
Expected dividend yield	Nil
Expected stock price volatility	195% - 243%
Fair value at the date of grant	$0.21 - $0.654

2023 Offering [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE ASSUMPTIONS
Expected life of the Finders’ Warrants	2 years
Risk-free interest rate	2.64%
Expected dividend yield	Nil
Expected share price volatility	242%
Fair value at the date of transaction	$0.435

2022 Offering [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE ASSUMPTIONS
Expected Life of the Finders’ Warrants	2 years
Risk-Free Interest Rate	0.16%
Expected Dividend Yield	Nil
Expected Stock Price Volatility	255%
Fair Value at the date of transaction	$1.35

Broker Subscription Receipt Warrants [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE ASSUMPTIONS
Expected life of the Broker SR Warrants	2 years
Risk-free interest rate	1.04%
Expected dividend yield	Nil
Expected stock price volatility	265%
Fair value at the date of transaction	$1.29